Share-based compensation - Summary of assumptions used in estimation of fair value of warrants granted (Details) - Warrant	Dec. 09, 2019 Y
Volatility
Share-based compensation
Warrants outstanding, measurement input	0.421
Risk-free interest rate
Share-based compensation
Warrants outstanding, measurement input	0.016
Expected dividend yield
Share-based compensation
Warrants outstanding, measurement input	0.000
Expected warrant life
Share-based compensation
Warrants outstanding, measurement input	3.0
Expected forfeiture rate
Share-based compensation
Warrants outstanding, measurement input	0.000